Expense Example {- Fidelity® Leveraged Company Stock Fund} - 07.31 Fidelity Leveraged Company Stock Fund Retail PRO-08 - Fidelity® Leveraged Company Stock Fund - Fidelity Leveraged Company Stock Fund-Retail Class
Sep. 29, 2021 USD ($)
Expense Example:
1 year	$ 77
3 years	240
5 years	417
10 years	$ 930